Earnings Per Share ("EPS")	12 Months Ended
Dec. 27, 2014
Earnings Per Share [Abstract]
Earnings Per Share ("EPS")
Earnings Per Share (“EPS”)
We grant shares of restricted stock and RSUs that are considered to be participating securities. Due to the presence of participating securities, we have calculated our EPS using the two-class method.

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions, except per share data)
Basic EPS:
Net earnings	$1,043	$2,715	$1,642
Earnings allocated to participating securities	5	12	5
Earnings available to common shareholders - basic	$1,038	$2,703	$1,637
Weighted average shares of common stock outstanding	593	594	591
Net earnings per share	$1.75	$4.55	$2.77
Diluted EPS:
Net earnings	$1,043	$2,715	$1,642
Earnings allocated to participating securities	5	12	5
Earnings available to common shareholders - diluted	$1,038	$2,703	$1,637
Weighted average shares of common stock outstanding	593	594	591
Effect of dilutive securities	5	5	5
Weighted average shares of common stock, including dilutive effect	598	599	596
Net earnings per share	$1.74	$4.51	$2.75

We excluded antidilutive stock options and Performance Shares from our calculation of weighted average shares of common stock outstanding for diluted EPS of 2.0 million for the year ended December 27, 2014 and 0.3 million for the year ended December 28, 2013. Antidilutive stock options and Performance Shares were zero for the year ended December 29, 2012.